EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EARNINGS PER SHARE
Net income (loss) attributed to holder of ordinary shares	$ (5,075,122)	$ (33,630,021)	$ (258,915,539)
Net income (loss) adjusted for dilutive securities	$ (5,075,122)	$ (33,630,021)	$ (258,915,539)
Weighted-average number of common shares outstanding-basic	204,085,041	203,550,049	182,167,908
Dilutive effect of non-vested shares
Weighted-average number of common shares outstanding-diluted	204,085,041	203,550,049	182,167,908
Basic loss per share	$ (0.02)	$ (0.17)	$ (1.42)
Diluted loss per share	$ (0.02)	$ (0.17)	$ (1.42)